Income tax (Details 5) $ in Thousands	Jun. 30, 2023 ARS ($)
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 25,185
Operations Center in Argentina [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	121,000
Brazil
Statement [Line Items]
Total cumulative tax loss carry-forwards	7,961
Argentina 1 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	172,000
Argentina 2 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	3,885,000
Argentina 3 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	10,674,000
Argentina 4 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	1,474,000
Argentina 5 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 898,000